Debt - Short-term Debt (Parenthetical) (Detail)	Dec. 31, 2012 UBS Revolver [Member]	Jun. 30, 2013 ABSA Revolver [Member]	Dec. 31, 2012 ABSA Revolver [Member]	Dec. 31, 2012 Wells Revolver	Dec. 31, 2011 Wells Revolver
Standby Letters of Credit [Line Items]
Average effective interest	3.90%	8.50%	8.50%	5.25%	4.70%